Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
6— LONG TERM DEBT, AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

6-1 Long-term debt:

	06-30-2016	12-31-2015
Japanese yen term loan	163	183
Germany term loan	398	443
Italy term loan	152	175
Malaysia term loan	-	1
Total long term debt	712	802
Less current portion	(220)	(209)
Total long-term portion	492	592

As of June 30, 2016, long-term debt in Japan consists of 2 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

As of December 31, 2015, long-term debt in Japan consists of 2 loans in Yen with the following conditions:

	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

As of June 30, 2016, long-term debt in Germany consists of a loan in euro of an initial amount of €450 thousand with an interest rate at 2.49% due to mature on November 30, 2020. This loan is pledged by an HIFU equipment with a purchase value of €450 thousand and receivables amounting €391 thousand.

As of December 31, 2015, long-term debt in Germany consists of a loan in euro of an initial amount of €450 thousand with an interest rate at 2.49% due to mature on November 30, 2020. This loan is pledged by an HIFU equipment with a purchase value of €450 thousand and receivables amounting €391 thousand.

As of June 30, 2016, long-term debt in Italy consists of a loan in euro of an initial amount of €242 thousand with an interest rate at Euribor 1 month + 4.5% due to mature on June 6, 2019.

As of December 31, 2015, long-term debt in Italy consists of a loan in euro of an initial amount of €242 thousand with an interest rate at Euribor 1 month + 4.5% due to mature on June 6, 2019.

6-2 Financial instruments carried at fair value:

	06-30-2016	12-31-2015
Investor Warrants	4,608	4,205
Placement Agent Warrants	-	172
Total	4,608	4,377
Less current portion	(835)	(172)
Total long-term portion	3,774	4,205

18

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrants”). The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. The Company also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”). The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016. Total gross proceeds for the placement amounted to $5.625 million (€ 4.214 million) out of which $2.429 million (€1.821 million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining $3.196 million (€2.393 million) allocated to the share capital increase.

The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated March 28, 2012.

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company (1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability.

On May 28, 2013, pursuant to a securities purchase agreement dated May 20, 2013, as amended, the Company issued 3,000,000 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “May 2013 Placement”), at a price of $4.00 per share, with warrants attached (the “May 2013 Investor Warrants”). The May 2013 Investor Warrants allow investors to purchase up to 1,500,000 shares in the form of ADSs at an exercise price of $4.25. The May 2013 Investor Warrants are exercisable from November 29, 2013 and expire on November 29, 2018. The Company also issued warrants to purchase up to 180,000 shares in the form of ADSs to the placement agent, H.C. Wainwright & Co., LLC, with an exercise price of $5.00 per share (the “May 2013 Placement Agent Warrants” and together with the Investor Warrants, the “May 2013 Warrants”). The May 2013 Placement Agent Warrants are exercisable from November 29, 2013 and expire on May 28, 2016. As the May 2013 Warrants comprised the same structure and provisions than the March 2012 Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the May 2013 Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to $12.0 million (€ 9.270 million), out of which $3.817 million (€2.950 million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining $8.183 million (€6.320 million) allocated to the share capital increase. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated May 28, 2013.

The Company used the Black-Scholes pricing model to value the May 2013 Warrants at inception, with changes in fair value recorded as a financial expense or income.

19

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On April 14, 2016, pursuant to a securities purchase agreement dated April 7, 2016, the Company issued 3,283,284 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “April 2016 Placement”), at a price of $3.50 per share, with warrants attached (the “April 2016 Investor Warrants”). The April 2016 Investor Warrants allow investors to purchase up to 3,283,284 shares in the form of ADSs at an exercise price of $4.50. The April 2016 Investor Warrants are exercisable from October 14, 2016 and expire on October 14, 2018. As the April 2016 Warrants comprised the same structure and provisions than the March 2012 and May 2013 Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the April 2016 Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to $11.5 million (€ 10.2 million), out of which $3.578 million (€3.168 million) allocated to the Investor Warrants based on their fair value and accounted for as liability, and the remaining $7.913 million (€7.006 million) allocated to the share capital increase. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated April 14, 2016.

The Company used the Black-Scholes pricing model to value the April 2016 Warrants at inception, with changes in fair value recorded as a financial expense or income.

Fair Value of the March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%
-	Dividend rates: 0%

As of December 31, 2015, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $4.13
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0%
-	Share price volatility: 70%
-	Dividend rates: 0%

As of June 30, 2016, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $3.31
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.00%
-	Share price volatility: 60%
-	Dividend rates: 0%

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, $1.86 per warrant as of December 31, 2015, and $0.94 per warrant as of June 30, 2016. The total fair value for the issued Investor warrants was $2.173 million at inception date, $1.840 million as of December 31, 2015 and $0.927 million as of June 30, 2016.

20

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%
-	Dividend rates: 0%

As of December 31, 2015, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $4.13
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0%
-	Share price volatility: 70%
-	Dividend rates: 0%

As of June 30, 2016, all the March 2012 Placement Agent Warrants were exercised.

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, and $1.87 per warrant as of December 31, 2015. The total fair value for the issued Placement Agent warrants was $0.256 million at inception date, $0.107 million as of December 31, 2015, and $0.000 million as of June 30, 2016.

Fair Value of the May 2013 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $3.96
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 1.07%
-	Share price volatility: 71%
-	Dividend rates: 0%

As of December 31, 2015, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $4.13
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 0%
-	Share price volatility: 70%
-	Dividend rates: 0%

21

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2016, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $3.31
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 0.00%
-	Share price volatility: 60.2%
-	Dividend rates: 0%

On that basis, the unit fair value of the Investor Warrants was $2.35 per warrant at inception date, $1.82 per warrant as of December 31, 2015 and $0.94 per warrant as of June 30, 2016. The total fair value for the issued Investor warrants was $3.525 million at inception date, $2.737 million as of December 31, 2015 and $1.404 million as of June 30, 2016.

Fair Value of the May 2013 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $3.96
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0.36%
-	Share price volatility: 72%
-	Dividend rates: 0%

As of December 31, 2015, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $4.13
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0%
-	Share price volatility: 70%
-	Dividend rates: 0%

As of June 30, 2016, all the March 2013 Placement Agent Warrants were exercised or forfeited.

On that basis, the unit fair value of the Placement Agent Warrants was $1.62 per warrant at inception date and $0.44 per warrant as of December 31, 2015. The total fair value for the issued Placement Agent warrants was $0.292 million at inception date, $0.080 million as of December 31, 2015 and $0.000 million as of June 30, 2016.

Fair Value of the April 2016 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

22

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $3.64
-	Strike price of warrants: $4.50
-	Risk free interest rate at 2.5 years: 0.00%
-	Share price volatility: 60.20%
-	Dividend rates: 0%

As of June 30, 2016, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $3.31
-	Strike price of warrants: $4.50
-	Risk free interest rate at 2.5 years: 0.00%
-	Share price volatility: 60.20%
-	Dividend rates: 0%

On that basis, the unit fair value of the Investor Warrants was $1.09 per warrant at inception date and $0.85 per warrant as of June 30, 2016. The total fair value for the issued Investor warrants was $3.579 million at inception date, $2.785 million as of June 30, 2016.

Long-term debt and financial instruments carried at fair value at June 30, 2016 mature as follows:

2016	103
2017	1,056
2018	3,963
2019	117
2020	83
Total	5,320